Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Credit facilities	$ 874,038	$ 825,267
Financial liabilities	695,934	549,178
Financial lease liabilities	389,007	0
Total borrowings	1,958,979	1,374,445
Less: Current portion of long-term borrowings, net	(391,095)	(255,137)
Less: Deferred finance costs, net	(13,532)	(12,736)
Long-term borrowings, net	$ 1,554,352	$ 1,106,572